Intangible assets and goodwill - Additional Information (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated amortization expense for intangibles in year 1	$ 2,674
Estimated amortization expense for intangibles in year 2	2,674
Estimated amortization expense for intangibles in year 3	2,674
Estimated amortization expense for intangibles in year 4	2,674
Estimated amortization expense for intangibles in year 5	$ 2,674